Short-Term Investments (Tables)	12 Months Ended
May 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments
Short-term investments consisted of the following:

	As of May 31,
	2022	2023
	US$	US$
Wealth management products measured at fair value	1,831,652	1,404,830
Trading securities	70,602	73,013

	1,902,254	1,477,843